CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (5,486)	$ (4,732)
Depreciation and amortization	73	63
Share-based compensation	347	794
Financial income, net	(158)	(64)
Changes in assets and liabilities items:
Decrease in prepaid and other current assets and non-current assets	(182)	(219)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	107	(93)
Increase (decrease) in employees and payroll accruals	223	(535)
Increase (decrease) in royalties provision	49	(13)
Net cash used in operating activities	(5,027)	(4,799)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(81)	(79)
Decrease in restricted deposit		46
Proceeds from short-term investments		3,811
Net cash provided by (used in) investing activities	(81)	3,778
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares	82	5
Issuance of ordinary shares in RD, net of issuance expenses in an amount of $349	2,380
Net cash provided by financing activities	2,462	5
Effect of exchange rate changes on cash and cash equivalents	159	61
Net decrease in cash and cash equivalents	(2,487)	(955)
Cash and cash equivalents at the beginning of the period	11,639	9,392
Cash and cash equivalents at the end of the period	9,152	8,437
Supplemental disclosure of non-cash flow information
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	7	19
Purchase of property and equipment	105
Issuance expenses	98
Supplemental disclosure of cash flow information
Cash paid for income taxes	6
Cash paid for interest